Information Regarding Members of the Board of Directors and Group Management - Summary of Remuneration to Members of the Board of Directors (Parenthetical) (Detail) - SEK (kr)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Information About Board Management And Employees [Abstract]
Share price used to calculate value of synthetic shares	kr 99.79
Dividend compensation per share included in value of synthetic shares	kr 2.00	kr 1.50	kr 1.00	kr 1.00
Social security charges	kr 3,561,162